UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ayer Capital Management, LP

Address:   230 California Street, Suite 600
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jay Venkatesan
Title:  Managing Member
Phone:  415-874-4800

Signature,  Place,  and  Date  of  Signing:

/s/ Jay Venkatesan                 San Francisco, CA                  5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              24

Form 13F Information Table Value Total:  $      117,997
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           ACM Capital Partners, LLC
----  --------------------  ----------------------------------------------------
2                           Jay Venkatesan
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACCURAY INC                  COM              004397105    2,705   583,044 SH       DEFINED    1,2        583,044      0    0
ARIAD PHARMACEUTICALS INC    COM              04033A100    5,284   292,106 SH       DEFINED    1,2        292,106      0    0
ARTHROCARE CORP              COM              043136100   11,584   333,250 SH       DEFINED    1,2        333,250      0    0
BIOLINERX LTD                SPONSORED ADR    09071M106      466   277,604 SH       DEFINED    1,2        277,604      0    0
BOSTON SCIENTIFIC CORP       COM              101137107    6,663   853,147 SH       DEFINED    1,2        853,147      0    0
CARDINAL HEALTH INC          COM              14149Y108    6,201   148,989 SH       DEFINED    1,2        148,989      0    0
CHEMOCENTRYX INC             COM              16383L106    1,781   128,838 SH       DEFINED    1,2        128,838      0    0
CELGENE CORP                 RIGHT 12/31/2030 151020112   13,259 1,875,422 SH       DEFINED    1,2      1,875,422      0    0
CVS CAREMARK CORPORATION     COM              126650100    5,215    94,844 SH       DEFINED    1,2         94,844      0    0
CYCLACEL PHARMACEUTICALS INC COM              23254L108    1,233   220,593 SH       DEFINED    1,2        220,593      0    0
ENDOLOGIX INC                COM              29266S106    9,818   607,930 SH       DEFINED    1,2        607,930      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108    4,591    79,629 SH       DEFINED    1,2         79,629      0    0
GILEAD SCIENCES INC          COM              375558103    1,528    31,226 SH       DEFINED    1,2         31,226      0    0
GRIFOLS S A                  SPONSORED ADR    398438309   14,111   486,431 SH       DEFINED    1,2        486,431      0    0
HOLOGIC INC                  COM              436440101    7,546   333,879 SH       DEFINED    1,2        333,879      0    0
INSMED INC                   COM PAR $.01     457669307    2,081   277,781 SH       DEFINED    1,2        277,781      0    0
MCKESSON CORP                COM              58155Q103    5,102    47,259 SH       DEFINED    1,2         47,259      0    0
ORTHOFIX INTL N V            COM              N6748L102      219     6,100 SH       DEFINED    1,2          6,100      0    0
PEREGRINE PHARMACEUTICALS IN COM NEW          713661304      938   699,935 SH       DEFINED    1,2        699,935      0    0
PEREGRINE PHARMACEUTICALS IN CALL             713661904    3,350 2,500,000     CALL DEFINED    1,2      2,500,000      0    0
SHANGPHARMA CORP             SPONSORED ADR    81943P104    2,278   254,477 SH       DEFINED    1,2        254,477      0    0
TEVA PHARMACEUTICAL INDS LTD ADR              881624209    5,979   150,690 SH       DEFINED    1,2        150,690      0    0
THRESHOLD PHARMACEUTICAL INC COM NEW          885807206      675   146,321 SH       DEFINED    1,2        146,321      0    0
UNIVERSAL HLTH SVCS INC      CL B             913903100    5,390    84,392 SH       DEFINED    1,2         84,392      0    0


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